Derivative Financial Instruments (Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 10,271	¥ 5,167
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	331	245
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	9,585	4,785
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 355	¥ 137